Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2017
Fee and commission income
Schedule of fee and commission income

	2015	2016	2017

Collection and payment services:
Service charges on deposit accounts	896	951	1,046
Credit and debit cards	4,687	5,369	6,268
Checks and others	257	253	252
	5,840	6,573	7,566
Marketing of nonbanking financial products:
Investment funds management	1,193	1,486	1,457
Capital markets and securities activities	290	439	513
Collection and payment services	2,114	2,334	2,568
Insurance	4,104	4,272	4,341
Financial advisory services	1,373	1,222	1,341
	9,074	9,753	10,220
Securities services:
Administration and custody	464	528	524
	464	528	524
Other:
Foreign currency transactions	866	1,080	1,111
Other fees and commissions	893	836	895
	1,759	1,916	2,006
	17,137	18,770	20,316